General Information (Details) - USD ($) $ in Thousands	Oct. 15, 2024	Oct. 14, 2024	Jul. 20, 2023	Aug. 09, 2024	Dec. 30, 2022
Insighta
General Information About Reporting Entity [line items]
Proportion of ownership interest in joint venture (%)			50.00%
Insighta
General Information About Reporting Entity [line items]
Percentage of shareholding of an equity accounted investee (%)	35.00%	35.00%
Percentage of ownership interest disposed (%)		15.00%
Consideration received		$ 30,000
ACT Genomics Holdings Company Limited
General Information About Reporting Entity [line items]
Percentage of voting equity interests acquired (%)					74.39%
Europa Partners Holdings Limited
General Information About Reporting Entity [line items]
Percentage of voting equity interests acquired (%)				100.00%